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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

           (Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Special Equity Fund and Evergreen Strategic Growth Fund, for the quarter ended June 30, 2007. These two series have a September 30 fiscal year end.

Date of reporting period: June 30, 2007

Item 1 – Schedule of Investments

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 16.2%
Diversified Consumer Services 2.8%
DeVry, Inc.	44,140	$1,501,643
ITT Educational Services, Inc. *	11,961	1,403,982
Jackson Hewitt Tax Service, Inc.	32,703	919,281

		3,824,906

Hotels, Restaurants & Leisure 3.4%
Chipotle Mexican Grill, Inc., Class A *	12,649	1,078,707
Denny’s Corp. *	186,375	829,369
Dover Downs Gaming & Entertainment, Inc.	56,584	849,326
IHOP Corp.	16,579	902,395
Vail Resorts, Inc. *	16,576	1,008,981

		4,668,778

Household Durables 0.5%
Kimball International, Inc., Class B	54,814	767,944

Internet & Catalog Retail 0.2%
priceline.com, Inc. *	4,334	297,919

Media 0.9%
Arbitron, Inc.	13,826	712,454
Emmis Communications Corp., Class A	56,343	518,919

		1,231,373

Specialty Retail 5.3%
Aeropostale, Inc. *	43,868	1,828,418
Charlotte Russe Holdings, Inc. *	31,740	852,854
Gymboree Corp. *	38,254	1,507,590
Jos. A. Bank Clothiers, Inc. * ρ	27,556	1,142,747
Men’s Wearhouse, Inc.	22,731	1,160,872
Select Comfort Corp. * ρ	45,685	741,011

		7,233,492

Textiles, Apparel & Luxury Goods 3.1%
Deckers Outdoor Corp. *	15,961	1,610,465
Skechers USA, Inc., Class A *	38,194	1,115,265
Warnaco Group, Inc. *	38,991	1,533,906

		4,259,636

CONSUMER STAPLES 3.5%
Beverages 0.3%
MGP Ingredients, Inc. ρ	25,771	435,530

Food & Staples Retailing 1.3%
Longs Drug Stores Corp.	20,653	1,084,696
Pathmark Stores, Inc.	49,946	647,300

		1,731,996

Food Products 1.1%
Ralcorp Holdings, Inc. *	16,053	858,033
Smithfield Foods, Inc. *	22,289	686,278

		1,544,311

Personal Products 0.8%
NBTY, Inc. *	25,274	1,091,837

1

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 6.5%
Energy Equipment & Services 3.4%
Grey Wolf, Inc. * ρ	193,987	$1,598,453
Hornbeck Offshore Services, Inc. * ρ	23,367	905,705
Parker Drilling Co. *	128,043	1,349,573
Pioneer Drilling Co. *	56,269	838,971

		4,692,702

Oil, Gas & Consumable Fuels 3.1%
Comstock Resources, Inc. *	32,837	984,125
Holly Corp.	22,522	1,670,907
Swift Energy Co. *	14,427	616,898
World Fuel Services Corp.	23,878	1,004,309

		4,276,239

FINANCIALS 7.7%
Capital Markets 0.8%
Waddell & Reed Financial, Inc., Class A	42,480	1,104,905

Commercial Banks 1.5%
First Regional Bancorp *	12,011	305,560
Independent Bank Corp.	29,823	513,254
Pacific Capital Bancorp	24,198	652,862
Vineyard National Bancorp ρ	23,688	544,113

		2,015,789

Consumer Finance 1.4%
Asta Funding, Inc. ρ	25,102	964,670
World Acceptance Corp. *	22,974	981,679

		1,946,349

Insurance 2.3%
Delphi Financial Group, Inc., Class A	11,627	486,241
National Interstate Corp.	22,695	591,886
Reinsurance Group of America, Inc.	19,518	1,175,764
Zenith National Insurance Corp.	19,768	930,875

		3,184,766

Real Estate Investment Trusts 1.2%
FelCor Lodging Trust, Inc.	38,723	1,007,960
Getty Realty Corp.	26,194	688,378

		1,696,338

Thrifts & Mortgage Finance 0.5%
Clayton Holdings, Inc. *	26,715	304,284
Corus Bankshares, Inc. ρ	18,843	325,230

		629,514

HEALTH CARE 19.2%
Biotechnology 5.0%
Arena Pharmaceuticals, Inc. * ρ	45,744	502,727
ArQule, Inc. *	51,212	361,045
Cell Genesys, Inc. * ρ	151,130	506,286
Cubist Pharmaceuticals, Inc. *	42,465	836,985
CV Therapeutics, Inc. * ρ	63,530	839,231
Enzon Pharmaceuticals, Inc. * ρ	87,277	685,124
Incyte Corp. *	110,914	665,484
Lexicon Genetics, Inc. *	181,644	583,077
OSI Pharmaceuticals, Inc. *	25,966	940,229
Renovis, Inc. * ρ	177,983	640,739
Telik, Inc. * ρ	76,364	258,110

		6,819,037

2

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 6.5%
Anika Therapeutics, Inc. *	44,798	$680,482
Dade Behring Holdings, Inc.	20,438	1,085,666
Greatbatch, Inc. * ρ	37,942	1,229,321
ICU Medical, Inc. *	19,530	838,618
Immucor, Inc. *	50,912	1,424,009
Mentor Corp. ρ	26,444	1,075,742
Palomar Medical Technologies, Inc. *	18,629	646,613
Quidel Corp. *	49,947	877,069
Zoll Medical Corp. *	46,139	1,029,361

		8,886,881

Health Care Providers & Services 3.3%
AMERIGROUP Corp. *	33,088	787,494
Centene Corp. *	31,890	683,084
HealthSpring, Inc. *	47,429	903,997
Molina Healthcare, Inc. *	36,514	1,114,407
Sun Healthcare Group, Inc. *	76,747	1,112,064

		4,601,046

Life Sciences Tools & Services 1.0%
PAREXEL International Corp. *	33,092	1,391,849

Pharmaceuticals 3.4%
Alpharma, Inc., Class A *	47,026	1,223,146
K-V Pharmaceutical Co., Class A ρ	50,561	1,377,282
Sciele Pharma, Inc. * ρ	42,518	1,001,724
Valeant Pharmaceuticals International	61,561	1,027,453

		4,629,605

INDUSTRIALS 18.2%
Aerospace & Defense 1.2%
Ceradyne, Inc. *	22,812	1,687,176

Air Freight & Logistics 1.5%
ABX Air, Inc.	96,448	777,371
Hub Group Inc., Class A *	36,664	1,289,106

		2,066,477

Airlines 0.5%
Continental Airlines, Inc., Class B *	19,900	674,013

Building Products 0.8%
American Woodmark Corp. ρ	32,969	1,140,727

Commercial Services & Supplies 6.1%
COMSYS IT Partners, Inc.	32,714	746,206
Corporate Executive Board Co.	8,068	523,694
Heidrick & Struggles International, Inc. *	26,367	1,351,045
Knoll, Inc. ρ	49,786	1,115,207
Korn/Ferry International *	43,155	1,133,250
Layne Christensen Co.	29,301	1,199,876
Spherion Corp. *	109,865	1,031,632
United Stationers, Inc. *	18,448	1,229,375

		8,330,285

Electrical Equipment 4.1%
Acuity Brands, Inc.	25,011	1,507,663
General Cable Corp. *	22,401	1,696,876
Regal-Beloit Corp.	18,970	882,864

3

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment continued
Thomas & Betts Corp. *	22,000	$1,276,000
Vicor Corp.	26,158	346,070

		5,709,473

Machinery 3.2%
Accuride Corp. *	59,600	918,436
Astec Industries, Inc.	22,629	955,397
FreightCar America, Inc.	11,055	528,871
Mueller Industries, Inc.	29,803	1,026,415
Wabtec	26,285	960,191

		4,389,310

Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	35,956	1,060,702

INFORMATION TECHNOLOGY 23.3%
Communications Equipment 3.2%
Arris Group, Inc. *	56,869	1,000,326
Comtech Telecommunications Corp. *	22,809	1,058,794
InterDigital Communications Corp. *	11,571	372,239
Oplink Communications, Inc.	39,647	594,705
Polycom, Inc. *	18,163	610,277
Tekelec *	56,448	813,980

		4,450,321

Computers & Peripherals 1.0%
Brocade Communications Systems, Inc. *	86,862	679,261
Intevac, Inc.	29,654	630,444

		1,309,705

Electronic Equipment & Instruments 3.8%
Coherent, Inc. *	17,128	522,575
Flir Systems, Inc. *	16,885	780,931
Itron, Inc. * ρ	15,285	1,191,313
Kemet Corp. *	89,344	629,875
Littelfuse, Inc. *	16,389	553,456
LoJack Corp.	32,045	714,283
Optimal Group, Inc., Class A *	43,141	325,715
Photon Dynamics, Inc.	42,424	462,422

		5,180,570

Internet Software & Services 3.6%
DealerTrack Holdings, Inc.	18,305	674,356
Digital River, Inc. *	18,132	820,473
InfoSpace, Inc. *	29,658	688,362
Interwoven, Inc. *	47,832	671,561
Travelzoo, Inc. * ρ	10,563	280,870
ValueClick, Inc. *	39,477	1,162,993
Websense, Inc. *	31,693	673,476

		4,972,091

IT Services 1.5%
Acxiom Corp.	24,416	645,803
MPS Group, Inc. *	51,081	682,953
Sykes Enterprises, Inc. *	39,511	750,314

		2,079,070

4

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 5.2%
Advanced Energy Industries, Inc. *	44,591	$1,010,432
Atmel Corp. *	88,654	492,916
Exar Corp. *	40,215	538,881
FEI Co. *	28,688	931,213
Mattson Technology, Inc.	57,419	556,964
Micrel, Inc. *	65,324	830,921
Silicon Storage Technology, Inc. *	116,700	435,291
Varian Semiconductor Equipment Associates, Inc. *	35,633	1,427,458
Zoran Corp. *	44,423	890,237

		7,114,313

Software 5.0%
Actuate Corp.	56,257	381,985
Informatica Corp. *	45,420	670,853
Jack Henry & Associates, Inc.	27,583	710,262
Manhattan Associates, Inc. *	23,161	646,424
Mentor Graphics Corp. *	54,158	713,261
Micros Systems, Inc. *	20,477	1,113,949
MicroStrategy, Inc., Class A *	6,617	625,240
Sybase, Inc. *	21,700	518,413
THQ, Inc.	26,465	807,712
TIBCO Software, Inc. *	79,632	720,670

		6,908,769

MATERIALS 3.0%
Chemicals 0.6%
Arch Chemicals, Inc.	21,475	754,632

Construction Materials 0.5%
Headwaters, Inc. *	43,366	748,931

Metals & Mining 1.9%
Cleveland Cliffs, Inc. ρ	19,530	1,516,895
Quanex Corp.	22,782	1,109,483

		2,626,378

TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Dobson Communications Corp., Class A *	135,716	1,507,805
Syniverse Holdings, Inc. *	28,756	369,802

		1,877,607

Total Common Stocks (cost $122,477,263)		136,043,292

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 12.1%
MUTUAL FUND SHARES 1.2%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	1,634,557	1,634,557

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 10.9%
ABN Amro, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	$1,000,000	1,000,000
BNP Paribas Securities, 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $3,001,358	3,000,000	3,000,000
Cantor Fitzgerald & Co., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $2,000,903	2,000,000	2,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $3,001,355	3,000,000	3,000,000

5

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	$1,000,000	$1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $2,000,903	2,000,000	2,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000

		15,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $16,634,557)		16,634,557

SHORT-TERM INVESTMENTS 1.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.73%, 08/09/2007 ƒ †	200,000	199,002

	Shares	Value

MUTUAL FUND SHARES 1.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	1,304,196	1,304,196

Total Short-Term Investments (cost $1,503,198)		1,503,198

Total Investments (cost $140,615,018) 112.2%		154,181,047
Other Assets and Liabilities (12.2%)		(16,785,840)

Net Assets 100.0%		$137,395,207

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 145 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At June 30, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at June 30, 2007	Unrealized Gain

September 2007	3 Russell 2000 Index Futures	$1,262,946	$1,263,150	$204

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $140,625,734. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,238,571 and $6,683,258, respectively, with a net unrealized appreciation of $13,555,313.

6

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 16.6%
Hotels, Restaurants & Leisure 5.3%
Chipotle Mexican Grill, Inc., Class A * ρ	20,250	$1,726,920
International Game Technology	448,275	17,796,517
McDonald’s Corp.	361,350	18,342,126
Starwood Hotels & Resorts Worldwide, Inc.	301,965	20,252,793

		58,118,356

Media 1.7%
McGraw-Hill Cos.	281,715	19,179,157

Multi-line Retail 2.6%
Nordstrom, Inc. ρ	66,700	3,409,704
Target Corp.	395,840	25,175,424

		28,585,128

Specialty Retail 4.6%
Best Buy Co., Inc.	193,095	9,011,744
Lowe’s Cos.	350,850	10,767,587
Office Depot, Inc. *	460,125	13,941,787
TJX Cos.	634,545	17,449,987

		51,171,105

Textiles, Apparel & Luxury Goods 2.4%
Coach, Inc. * ρ	371,390	17,600,172
Phillips-Van Heusen Corp.	153,140	9,275,690

		26,875,862

CONSUMER STAPLES 7.1%
Beverages 3.0%
PepsiCo, Inc.	505,350	32,771,948

Household Products 1.3%
Procter & Gamble Co.	230,323	14,093,464

Tobacco 2.8%
Altria Group, Inc.	442,800	31,057,992

ENERGY 4.7%
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp.	225,125	18,964,530
Exxon Mobil Corp.	389,750	32,692,230

		51,656,760

FINANCIALS 11.4%
Capital Markets 6.9%
Franklin Resources, Inc.	76,170	10,090,240
Goldman Sachs Group, Inc.	48,525	10,517,794
Mellon Financial Corp. ρ	484,475	21,316,900
Merrill Lynch & Co., Inc. ρ	196,625	16,433,917
Morgan Stanley	216,735	18,179,732

		76,538,583

Insurance 4.5%
Lincoln National Corp.	214,025	15,185,074
Principal Financial Group, Inc.	281,685	16,419,418
Prudential Financial, Inc.	185,925	18,077,488

		49,681,980

HEALTH CARE 13.2%
Biotechnology 2.8%
Genentech, Inc. *	291,600	22,062,456
Gilead Sciences, Inc. * ρ	240,940	9,341,244

		31,403,700

1

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.9%
Hologic, Inc. * ρ	162,025	$8,961,603
Medtronic, Inc.	113,650	5,893,889
St. Jude Medical, Inc. *	137,250	5,694,502

		20,549,994

Health Care Providers & Services 1.6%
Express Scripts, Inc. *	351,600	17,583,516

Pharmaceuticals 6.9%
Allergan, Inc. ρ	214,990	12,392,024
Eli Lilly & Co.	166,125	9,283,065
Merck & Co., Inc.	631,540	31,450,692
Schering-Plough Corp.	776,865	23,647,770

		76,773,551

INDUSTRIALS 16.4%
Aerospace & Defense 6.1%
BE Aerospace, Inc. * ρ	385,600	15,925,280
Precision Castparts Corp.	87,560	10,626,282
Rockwell Collins Corp.	275,535	19,463,792
United Technologies Corp.	303,050	21,495,336

		67,510,690

Air Freight & Logistics 0.9%
Expeditors International of Washington, Inc.	248,340	10,256,442

Commercial Services & Supplies 0.9%
Monster Worldwide, Inc. *	243,310	10,000,041

Construction & Engineering 1.7%
Fluor Corp.	57,025	6,350,874
Jacobs Engineering Group, Inc. *	104,425	6,005,482
Quanta Services, Inc. * ρ	222,750	6,831,743

		19,188,099

Electrical Equipment 2.2%
Emerson Electric Co.	506,405	23,699,754

Industrial Conglomerates 3.8%
General Electric Co.	640,166	24,505,554
McDermott International, Inc. *	67,725	5,629,302
Textron, Inc.	106,290	11,703,592

		41,838,448

Machinery 0.8%
Joy Global, Inc.	150,950	8,804,914

INFORMATION TECHNOLOGY 26.0%
Communications Equipment 6.5%
Ciena Corp. * ρ	165,405	5,976,083
Cisco Systems, Inc. *	1,616,890	45,030,387
F5 Networks, Inc. *	77,315	6,231,589
QUALCOMM, Inc.	344,565	14,950,675

		72,188,734

Computers & Peripherals 4.4%
Apple, Inc. * ρ	125,990	15,375,819
Hewlett-Packard Co.	749,535	33,444,252

		48,820,071

2

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 6.2%
Akamai Technologies, Inc. * ρ	206,255	$10,032,243
eBay, Inc. *	678,270	21,826,728
Google, Inc., Class A *	70,099	36,688,415
Yahoo!, Inc. *	8,475	229,927

		68,777,313

IT Services 0.9%
VeriFone Holdings, Inc. ρ	271,580	9,573,195

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	797,200	18,941,472
Texas Instruments, Inc. ρ	455,845	17,153,447

		36,094,919

Software 4.7%
Microsoft Corp.	1,256,095	37,017,120
Oracle Corp. *	736,220	14,510,896

		51,528,016

MATERIALS 0.9%
Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	117,185	9,705,262

UTILITIES 2.0%
Electric Utilities 0.5%
NRG Energy, Inc. *	132,125	5,492,436

Independent Power Producers & Energy Traders 1.5%
Constellation Energy Group, Inc.	190,650	16,618,961

Total Common Stocks (cost $930,904,710)		1,086,138,391

OTHER INVESTMENT COMPANIES 0.0%
Franklin Capital Associates, LP 1 + (cost $0)	500,000	25,926

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 9.0%
COMMERCIAL PAPER 1.4%
Chesham Finance, LLC, 5.26%, 08/08/2007	$4,999,000	4,999,790
Morgan Stanley, 5.31%, 10/29/2007	5,000,000	5,000,000
Omni World Financial Corp., 5.41%, 07/09/2007	4,985,961	4,994,089

		14,993,879

CORPORATE BONDS 3.8%
Capital Markets 1.0%
Bear Stearns Cos., 5.51%, 01/10/2008	2,000,976	2,000,440
Citigroup Global Markets, Inc., 5.45%, 07/02/2007	5,000,000	5,000,000
Morgan Stanley, FRN, 5.56%, 01/11/2008	4,004,280	4,003,113

		11,003,553

Commercial Banks 0.4%
BNP Paribas SA, 5.35%, 02/22/2008	5,001,500	5,000,941

Consumer Finance 0.2%
Toyota Motor Credit Corp., FRN, 5.30%, 05/08/2008	2,000,000	1,999,860

Diversified Financial Services 2.2%
Bank of America Corp., FRN, 5.43%, 02/08/2008	4,000,000	4,000,713
Cullinan Finance Corp., 5.32%, 01/11/2008	4,999,027	4,999,421
Premier Asset Collateralized Entity, LLC, 5.30%, 05/15/2008	4,999,500	4,999,351

3

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
CORPORATE BONDS continued
Diversified Financial Services continued
Sigma Finance, Inc., FRN, 5.34%, 06/16/2008	$5,000,175	$4,998,611
Stanfield Victoria, LLC, FRN, 5.47%, 07/25/2007	5,000,415	5,000,231

		23,998,327

		42,002,681

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	1,662,202	1,662,202

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 3.7%
ABN Amro, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $5,002,262	$5,000,000	5,000,000
Banc of America Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Barclays Capital, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $3,001,358	3,000,000	3,000,000
BNP Paribas Securities, 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $7,003,167	7,000,000	7,000,000
Cantor Fitzgerald & Co., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,807	4,000,000	4,000,000
Countrywide Securities Corp., 5.41%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,803	4,000,000	4,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $2,000,903	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,807	4,000,000	4,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Lehman Brothers, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $5,002,258	5,000,000	5,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $3,001,358	3,000,000	3,000,000

		41,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $99,658,762)		99,658,762

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $30,045,211)	30,045,211	30,045,211

Total Investments (cost $1,060,608,683) 110.0%		1,215,868,290
Other Assets and Liabilities (10.0%)		(110,614,164)

Net Assets 100.0%		$1,105,254,126

4

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
1	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 470 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
FRN	Floating Rate Note

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,064,105,793. The gross unrealized appreciation and depreciation on securities based on tax cost was $164,109,443 and $12,346,946, respectively, with a net unrealized appreciation of $151,762,497.

5

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date:	August 27, 2007

By:
Jeremy DePalma Principal Financial Officer

Date:	August 27, 2007